RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of amounts due to related parties (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of amounts due to related parties

	January 31, 2025	January 31, 2024
Due to a company owned by an officer and a former director (a), (c)	$171,387	$158,831
Due to a company controlled by officers and directors (a)	171,806	155,803
Due to a company controlled by officers and directors (a)	243,123	203,450
Due to an officer and director (a)	20,047	-
Due to a company controlled by a director (a)	16,714	9,291
Due to the Chief Executive Officer (“CEO”) and director (a), (b)	3,341	68,159
Due to a major shareholder (a), (b)	2,162	3,349
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,448	1,340
Due to a company controlled by a director (a)	1,130	-
Total due to related parties	$631,158	$600,223